CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	$ (224,136)	¥ (1,538,285)	¥ (2,747,798)	¥ (1,392,926)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	153,286	1,052,032	165,873	226,429
Compensation expense to previous shareholders				41,129
Depreciation of property, equipment and software	12,939	88,803	68,185	49,316
Amortization of intangible assets	819	5,619	3,678	3,187
Loss from disposal of property, equipment and software	42	290	1,542	5,517
Equity in loss/(income) of affiliates	(383)	(2,631)	(3,597)	9,637
(Gains)/losses from guarantee liability	281	1,931	(2,284)	(1,983)
Accrual of allowance for doubtful accounts	2,871	19,703	1,604	269
Deferred income tax liabilities	(161)	(1,107)	(620)	(620)
Fair value change of derivative liabilities	(172,673)	(1,185,090)	885,821	116,056
Goodwill impairment	535	3,670
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	(86,736)	(595,277)	(222,391)	(58,987)
Advance to consumers on behalf of financing partners	44,514	305,509	(796,278)	70,993
Loan recognized as a result of payment under the guarantee	(53,687)	(368,467)	(440,417)	(14,443)
Advance to sellers	(65,046)	(446,427)	(200,513)	55,280
Financial lease receivables	20,620	141,517	(26,832)	(347,326)
Inventory	8,533	58,561	(67,252)	(4,345)
Payables, accruals and other current liabilities	95,332	654,281	911,639	170,203
Deposit of interests from consumers and payable to financing partners	(82,108)	(563,527)	628,889	400,642
Deferred revenue	12,758	87,562	6,508	10,762
Net cash used in operating activities	(332,400)	(2,281,333)	(1,834,243)	(661,210)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	1,127	7,735	885	11,481
Purchase of property, equipment and software	(19,511)	(133,907)	(81,211)	(94,923)
Cash paid for long term investments	(27,604)	(189,450)	(152,723)	(11,423)
Cash paid for acquisition, net of cash acquired	(9,665)	(66,339)	(3,575)
Proceeds from disposal of long term investments			5,048	150
Increase in restricted cash	(57,670)	(395,800)	(911,376)	(566,742)
Decrease/(increase) in short-term investments	(86,706)	(595,078)	96,118	670,798
Loan extended to a related party	(14,800)	(101,578)	(451,385)
Net cash generated from/(used in) investing activities	(214,829)	(1,474,417)	(1,498,219)	9,341
Cash flows from financing activities:
Proceeds from borrowings	176,219	1,209,431	800,887	193,828
Net proceeds from issuance of convertible redeemable preferred shares	243,969	1,674,408	2,721,065	162,209
Repayment of borrowings	(172,485)	(1,183,797)	(204,068)	(182,994)
Repurchase of ordinary shares				(306,044)
Acquisition of noncontrolling interest in a subsidiary			(29,042)
Net proceeds from initial public offering and issuance of convertible note	375,045	2,574,010
Net cash (used in)/generated from financing activities	622,748	4,274,052	3,288,842	(133,001)
Effect of exchange rate changes on cash and cash equivalents	(1,352)	(9,278)	3,334	6,464
Net (decrease)/increase in cash and cash equivalents	74,167	509,024	(40,286)	(778,406)
Cash and cash equivalents at beginning of the year	42,542	291,973	332,259	1,110,665
Cash and cash equivalents at end of the year	116,709	800,997	291,973	332,259
Supplemental disclosure of cash flow information
Cash paid for income tax	667	4,575	6,429	261
Cash paid for interest	4,679	32,113	6,386	3,508
Supplemental schedule of noncash investing and financing activities
Accretion on redeemable preferred shares	46,473	318,951	555,824	421,346
Deemed contribution from preferred shareholders				¥ 3,428
Deemed dividend to preferred shareholders	79,376	544,773	587,564
Deemed dividend from preferred Shareholders			¥ 92,779
Repurchase of the surrender shares	$ 108,733	¥ 746,253